Condensed Consolidated Balance Sheets (Unaudited) (Parentheticals) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Preferred stock, par value (in Dollars per share)
Preferred stock, shares authorized	Unlimited	Unlimited	Unlimited
Preferred stock, shares issued	1,000	9,355,778	8,443,778
Preferred stock, shares outstanding	1,000	9,355,778	8,443,778
Common stock, par value (in Dollars per share)
Common stock, shares authorized	Unlimited	Unlimited
Common stock, shares issued	59,208,801	7,867,186	3,850,105
Common stock, shares outstanding	59,208,801	7,867,186	3,850,105
Gryphon Digital Mining, Inc.
Preferred stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Preferred stock, shares issued		0
Preferred stock, shares outstanding
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares issued	13,697,777	9,550,000
Common stock, shares outstanding	13,697,777	9,550,000
Preferred stock, shares authorized	13,000,000	13,000,000
Common stock, shares authorized	100,000,000	100,000,000
Gryphon Digital Mining, Inc. | Seed Preferred Stock
Preferred stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Preferred stock, shares issued	5,110,170	0
Preferred stock, shares outstanding	5,110,170	0
Preferred stock, shares authorized	6,000,000	6,000,000
Gryphon Digital Mining, Inc. | Series Seed II Preferred Stock
Preferred stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Preferred stock, shares issued	260,807	0
Preferred stock, shares outstanding	260,807	0
Preferred stock, shares authorized	1,000,000	1,000,000